Investment Objectives and Goals	Nov. 21, 2025
YieldMax(TM) Target 12(TM) Semiconductor Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Target 12™ Semiconductor Option Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek capital appreciation via investments in a select portfolio of companies engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment (referred to as “Semiconductor Companies”).

YieldMax(TM) Target 12(TM) Biotech & Pharma Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Target 12™ Biotech & Pharma Option Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek capital appreciation via investments in a select portfolio of companies engaged in the research, development, manufacturing, and commercialization of biotechnological and pharmaceutical products. These companies may include those involved in the production of drugs, vaccines, medical devices, and diagnostic tools (referred to as “Biotech and Pharma Companies”).

YieldMax(TM) Target 12(TM) Energy Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Target 12™ Energy Option Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek capital appreciation via investments in a select portfolio of companies operating in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power (referred to as “Energy Companies”).

YieldMax(TM) Target 12(TM) Real Estate Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Target 12™ Real Estate Option Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek capital appreciation via investments in a select portfolio of companies operating in the real estate industry and other real estate related investments, including Real Estate Investment Trusts (“REITs”) (referred to as “Real Estate Companies”).

YieldMax(TM) Target 12(TM) Tech & Innovation Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Target 12™ Tech & Innovation Option Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek capital appreciation via investments in a select portfolio of companies involved in the innovation, advancement, and use of technology across various sectors and industries (referred to as “Tech and Innovation Companies”).

YieldMax(TM) Target 12(TM) Big 50 Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Target 12™ Big 50 Option Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek capital appreciation via investments in a portfolio of 50 of the largest U.S. companies (referred to as the “Big 50 Companies”).
YieldMax(R) AI & Tech Portfolio Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® AI & Tech Portfolio Option Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation via investments in a select portfolio of AI and Technology Companies (defined below).
YieldMax(R) Crypto Industry & Tech Portfolio Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Crypto Industry & Tech Portfolio Option Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation via investments in a select portfolio of Crypto Industry and Technology Companies (defined below).
YieldMax(R) China Portfolio Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® China Portfolio Option Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation via investments in a select portfolio of Greater China Companies (defined below).
YieldMax(R) Semiconductor Portfolio Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Semiconductor Portfolio Option Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation via investments in a select portfolio of Semiconductor Companies (defined below).
YieldMax(R) Biotech & Pharma Portfolio Option Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Biotech & Pharma Portfolio Option Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation via investments in a select portfolio of Biotech and Pharma Companies (defined below).
YieldMaxTM MSTR Short Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® MSTR Short Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of the common stock of MicroStrategy Incorporated d/b/a Strategy (“MSTR” or “Underlying Security”), subject to a limit on potential investment gains.

YieldMaxTM AMD Short Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® AMD Short Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of the Advanced Micro Devices, Inc. (“AMD” or “Underlying Security”), subject to a limit on potential investment gains.

YieldMaxTM AMZN Short Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® AMZN Short Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of the common stock of Amazon.com, Inc. (“AMZN” or “Underlying Security”), subject to a limit on potential investment gains.

YieldMaxTM MARA Short Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® MARA Short Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of the common stock of MARA Holdings, Inc. (“MARA” or “Underlying Security”), subject to a limit on potential investment gains.

YieldMaxTM Bitcoin Short Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Bitcoin Short Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of select exchange-traded products, subject to a limit on potential investment gains.
YieldMaxTM META Short Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® META Short Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of the common stock of Meta Platforms Inc. (“META” or “Underlying Security”), subject to a limit on potential investment gains.

YieldMaxTM SMCI Short Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® SMCI Short Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]

The Fund’s secondary investment objective is to seek inverse (opposite) exposure to the share price of the common stock of Super Micro Computer Inc. (“SMCI” or “Underlying Security”), subject to a limit on potential investment gains.

YieldMax(TM) Dorsey Wright Hybrid 5 Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Dorsey Wright Hybrid 5 Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to track the performance, before fees and expenses, of the Nasdaq Dorsey Wright Tactical Hybrid Option Income Strategy Index (the “Index”).
YieldMax(TM) Dorsey Wright Featured 5 Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Dorsey Wright Featured 5 Income ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to track the performance, before fees and expenses, of the Nasdaq Dorsey Wright Tactical Option Income Strategy Index (the “Index”).
YieldMax(TM) Nasdaq 100 0DTE Covered Call Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® Nasdaq 100 0DTE Covered Call Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
YieldMax(TM) S&P 500 0DTE Covered Call Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® S&P 500 0DTE Covered Call Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.
YieldMax(TM) Russell 2000 0DTE Covered Call Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® R2000 0DTE Covered Call Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to seek capital appreciation.